Vanguard LifeStrategy Moderate Growth Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard LifeStrategy Moderate Growth Fund - Investor Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.10%	[1]

[1]	The expense information shown in the table has been restated as a result of the restatement of Acquired Fund Fees and Expenses to reflect a reduction in the expense ratios of certain underlying funds in which the Fund currently invests.